Schedule of Estimated Useful Lives of Property and Equipment (Details) (USD $)	12 Months Ended
Jan. 31, 2013
Summary Of Significant Accounting Policies Schedule Of Estimated Useful Lives Of Property And Equipment 1	$ 4
Summary Of Significant Accounting Policies Schedule Of Estimated Useful Lives Of Property And Equipment 2	$ 2